Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of common stock in IPO, discounts & commission	$ 861,948